SCHEDULE OF UNOBSERVABLE INPUTS LIABILITY (Details) - Historical volatility for shares, measurement input [member]	Apr. 30, 2023 USD ($)	Oct. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Volatility percentage	20	20
Volatility	435,415	537,641	261,511	258,303	144,370